INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - CONSUMER LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Apr. 02, 2013	Jan. 04, 2013
Unpaid principal balance of underlying loans			$ 4,200,000
Ownership percentage in equity method investees			30.00%	50.00%
Weighted average coupon	2.12%	[1]
Weighted Average Yield	26.50%	[1]
Weighted average life (years)	3 years 4 months 24 days
Consumer Loan Investees
Unpaid principal balance of underlying loans	3,675,979		4,200,000
Ownership percentage in equity method investees	30.00%		30.00%
Carrying value	$ 2,835,996	[2]
Weighted average coupon	18.60%	[3]
Weighted Average Yield	14.09%
Weighted average life (years)	4 years 6 months

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(A) Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
[3]	(B) Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.